Commitments and Contingencies - Reimbursement and Security Agreement, Surety Bond (Details) - Inspirato LLC		12 Months Ended
	Mar. 01, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2018 USD ($)	Oct. 31, 2018 USD ($)
Commitments and contingencies
Interest rate (as a percent)		7.00%	7.00%	7.00%
Interest expense		$ 0	$ 0	$ 1,200,000
Existing surety bond agreement
Commitments and contingencies
Reserve/indemnitor requirement					$ 20,000,000	$ 30,000,000
New surety bond agreement
Commitments and contingencies
Reserve/indemnitor requirement	$ 7,500,000
Number of indemnitors	2
Indemnitor requirement per indemnitor	$ 3,800,000